245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 31, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Advisor Series Short-Term Credit Fund
Fidelity Conservative Income Bond Fund
Fidelity Corporate Bond Fund
Fidelity Intermediate Bond Fund
Fidelity Investment Grade Bond Fund
Fidelity Series Government Money Market Fund
Fidelity Series Investment Grade Bond Fund
Fidelity Series Short-Term Credit Fund
Fidelity Short-Term Bond Fund
Fidelity U.S. Bond Index Fund (formerly known as Spartan U.S. Bond Index Fund)
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust